Property and Equipment, Net (Details)				6 Months Ended				12 Months Ended
	Oct. 31, 2024 CNY (¥)	Oct. 25, 2024 CNY (¥) m² shares	Oct. 25, 2024 USD ($) m² shares	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Oct. 26, 2024
Property, Plant and Equipment [Line Items]
Depreciation expense				¥ 420,840	$ 58,788			¥ 135,711
Square feet of land (in Square Meters) | m²		28,320	28,320
Fair value assets acquisition	¥ 14,657,148	¥ 14,657,148	$ 2,039,000
Impairment charges (in Dollars)						¥ 396,850
Operating expenses | ¥				¥ 396,850
Class A Ordinary Shares [Member]
Property, Plant and Equipment [Line Items]
Issued ordinary shares consideration (in Shares) | shares		2,219,828	2,219,828
YUKON FLOORING BELLAIRE, LLC [Member]
Property, Plant and Equipment [Line Items]
Equity interest percentage		95.00%	95.00%						95.00%